Business Segments - Average Balance by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Loans	$ 373,875	$ 381,275	$ 333,573
Other earning assets	232,766	223,924	211,770
Goodwill	12,508	12,475	10,189
Other intangible assets	5,806	6,639	4,577
Assets	664,014	663,440	592,149
Noninterest-bearing deposits	83,007	107,768	120,394
Interest-bearing deposits	426,508	397,895	341,990
Total deposits	509,515	505,663	462,384
Total U.S. Bancorp shareholders’ equity	57,206	53,660	50,416
Wealth, Corporate, Commercial and Institutional Banking
Segment Reporting Information [Line Items]
Loans	172,466	175,836	150,512
Other earning assets	10,122	6,613	4,771
Goodwill	4,825	4,682	3,634
Other intangible assets	981	1,007	365
Assets	201,362	202,701	169,554
Noninterest-bearing deposits	56,760	70,908	82,671
Interest-bearing deposits	214,622	203,038	175,345
Total deposits	271,382	273,946	258,016
Total U.S. Bancorp shareholders’ equity	21,438	22,366	18,159
Consumer and Business Banking
Segment Reporting Information [Line Items]
Loans	155,088	162,012	144,441
Other earning assets	2,410	2,388	3,117
Goodwill	4,326	4,466	3,250
Other intangible assets	4,539	5,264	3,784
Assets	168,913	179,247	160,174
Noninterest-bearing deposits	20,810	30,967	31,719
Interest-bearing deposits	200,611	185,712	163,190
Total deposits	221,421	216,679	194,909
Total U.S. Bancorp shareholders’ equity	14,426	16,026	12,678
Payment Services
Segment Reporting Information [Line Items]
Loans	41,081	38,471	34,627
Other earning assets	142	97	634
Goodwill	3,357	3,327	3,305
Other intangible assets	277	352	423
Assets	47,169	44,291	41,072
Noninterest-bearing deposits	2,685	2,981	3,410
Interest-bearing deposits	96	103	162
Total deposits	2,781	3,084	3,572
Total U.S. Bancorp shareholders’ equity	10,005	9,310	8,233
Treasury and Corporate Support
Segment Reporting Information [Line Items]
Loans	5,240	4,956	3,993
Other earning assets	220,092	214,826	203,248
Goodwill	0	0	0
Other intangible assets	9	16	5
Assets	246,570	237,201	221,349
Noninterest-bearing deposits	2,752	2,912	2,594
Interest-bearing deposits	11,179	9,042	3,293
Total deposits	13,931	11,954	5,887
Total U.S. Bancorp shareholders’ equity	$ 11,337	$ 5,958	$ 11,346